Pay vs Performance Disclosure	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Oct. 31, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

									Value of Initial Fixed $100 Invested Based On:
Year	Summary Compen- sation Table Total for PEO - Charles N. Funk(1)	Summary Compen-sation Table Total for PEO - Charles N. Reeves(2)	Summary Compen-sation Table Total for PEO - Len D. Devaisher (3)	Compen-sation Actually Paid to PEO - Charles N. Funk(1)	Compen-sation Actually Paid to PEO - Charles N. Reeves(2)	Compen-sation Actually Paid to PEO - Len D. Devaisher (3)	Avg. Summary Compen-sation Table Total for Non-PEO NEOs(4)	Avg. Compen-sation Actually Paid to Non-PEO NEOs(4)	Company TSR	Peer Group TSR(5)	Net Income in millions	CSM
(a)	(b-1)	(b-2)	(b-3)	(c-1)	(c-2)	(c-3)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,034,428	$424,261	$981,987	$1,033,562	$399,968	$985,874	$538,102	$537,760	$96.9	$98.0	$60.8	$3.87
2021	1,156,260	—	—	1,435,821	—	—	583,656	695,448	95.8	113.6	69.5	4.37
2020	951,134	—	—	682,861	—	—	464,897	377,901	70.4	86.0	6.6	0.41

Named Executive Officers, Footnote [Text Block]	Mr. Funk served as our PEO for each year reported. Mr. Funk stepped down as Chief Executive Officer of the Company, effective November 1, 2022, and will serve as Special Advisor to the CEO until April 27, 2023, at which time he will retire from employment with the Company.
(2)    Mr. Reeves was appointed Chief Executive Officer of the Company, effective November 1, 2022.
(3)    Mr. Devaisher served as the interim Chief Executive Officer in addition to President & Chief Operating Officer while Mr. Funk was recuperating from August 12, 2022 until November 1, 2022.
(4)    The Other NEOs represent the following individuals for year 2022: Messrs. Ray, Sims and Lindstrom and for the years 2021 and 2020: Messrs. Devaisher, Ray, Sims and Lindstrom.
(5)    The peer group index is the S&P U.S. BMI Banks - Midwest Region, which is included in Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” found on page 26, of the Company’s Form 10-K for the year ended December 31, 2022.

Peer Group Issuers, Footnote [Text Block]				S&P U.S. BMI Banks - Midwest Region
Adjustment To PEO Compensation, Footnote [Text Block]

PEO - Mr. Funk SCT Total to CAP Reconciliation
Year	SCT - PEO	Change in Fair Value of Equity Awards Granted in the Year(1)	Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years(1)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards(2)	CAP
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,034,428	$3,537	$1,499	$—	$(5,244)	$—	$(658)	$1,033,562
2021	1,156,260	53,478	202,594	—	15,824	—	7,665	1,435,821
2020	951,134	(155,215)	(87,975)	—	(19,600)	—	(5,483)	682,861
(1)    The change in the fair value of the equity awards granted in 2020 reflects that the Company would not achieve a threshold level of performance over the three-year performance measurement period for the PSU awards. In 2021, the fair value of the 2020 awards was restored based upon the projected level of performance determined at that time, which is reflected in the change in fair value of the outstanding unvested equity awards granted in the prior year.
(2)    Includes the cumulative change in the fair value of dividend equivalents that were granted, vested, and outstanding. Such dividend equivalent units are subject to the same vesting, payment and other terms and conditions as the underlying RSUs and PSUs to which they relate.

PEO - Mr. Reeves SCT Total to CAP Reconciliation(1)
Year	SCT - PEO	Change in Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards	CAP
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$424,261	$(24,118)	$—	$—	$—	$—	$(175)	$399,968
2021	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—
(1)    Mr. Reeves was appointed Chief Executive Officer of the Company, effective November 1, 2022.

PEO - Mr. Devaisher SCT Total to CAP Reconciliation(1)
Year	SCT - PEO	Change in Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards	CAP
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$981,987	$1,887	$2,665	$—	$(359)	$—	$(306)	$985,874
2021	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—
				(1) Mr. Devaisher served as the interim Chief Executive Officer in addition to President & Chief Operating Officer while Mr. Funk was recuperating from August 12, 2022 until November 1, 2022.
Non-PEO NEO Average Total Compensation Amount				$ 538,102	$ 583,656	$ 464,897
Non-PEO NEO Average Compensation Actually Paid Amount				$ 537,760	695,448	377,901
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	SCT - PEO	Change in Fair Value of Equity Awards Granted in the Year(1)	Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years(1)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards(2)	CAP
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$538,102	$1,277	$185	$—	$(1,597)	$—	$(207)	$537,760
2021	583,656	21,658	81,366	—	5,774	—	2,994	695,448
2020	464,897	(47,790)	(21,994)	—	(16,370)	—	(842)	377,901
(1)    The change in the fair value of the equity awards granted in 2020 reflects that the Company would not achieve a threshold level of performance over the three-year performance measurement period for the PSU awards. In 2021, the fair value of the 2020 awards was restored based upon the projected level of performance determined at that time, which is reflected in the change in fair value of the outstanding unvested equity awards granted in the prior year.
				(2) Includes the cumulative change in the fair value of dividend equivalents that were granted, vested, and outstanding. Such dividend equivalent units are subject to the same vesting, payment and other terms and conditions as the underlying RSUs and PSUs to which they relate.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As shown in the chart below, the PEOs’ CAP and Other NEOs’ average CAP amounts are directionally aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, the value of which moves in line with our TSR, in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income [Text Block]
As shown in the chart below, the PEOs’ CAP and Other NEOs’ average CAP amounts are directionally aligned with changes in the Company’s net income. This is due in large part to the significant emphasis the Company places on equity incentives, the value of which are affected by our TSR. The Company does not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]				As shown in the chart below, the PEOs’ CAP and Other NEOs’ average CAP amounts are directionally aligned with changes in the Company’s diluted earnings per share.
Total Shareholder Return Vs Peer Group [Text Block]
The following table presents the cumulative total shareholder return, assuming reinvestment of dividends, over the three-year period for the Company and the S&P U.S. BMI Banks - Midwest Region Index (S&P Bank Index). As the table demonstrates, the Company’s three-year cumulative TSR is generally aligned with our peer group index.

Tabular List [Table Text Block]
The table below lists the most important financial metrics used to link 2022 CAP to Company performance. Diluted earnings per share, return on average tangible equity and the efficiency ratio are further described in our Compensation Discussion and Analysis (“CD&A”) within the sections titled “Annual Cash Incentive Awards,” “Financial Performance,” “Individual Performance,” and “Long-Term Incentive Awards (Equity Awards).”

Most Important Performance Measures
Diluted Earnings Per Share
Return on Average Tangible Equity
Efficiency Ratio

Total Shareholder Return Amount				$ 96.9	95.8	70.4
Peer Group Total Shareholder Return Amount				98.0	113.6	86.0
Net Income (Loss)				$ 60,800,000	$ 69,500,000	$ 6,600,000
Company Selected Measure Amount				3.87	4.37	0.41
PEO Name	Mr. Reeves	Mr. Devaisher	Mr. Funk		Mr. Funk	Mr. Funk
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]				In addition to diluted earnings per share, the two additional most important measures utilized by the Compensation Committee to link 2022 CAP to Company performance include ROATCE and the Efficiency Ratio.
Measure Name				Diluted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name				Return on Average Tangible Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Efficiency Ratio
Charles Funk [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 1,034,428	$ 1,156,260	$ 951,134
PEO Actually Paid Compensation Amount				1,033,562	1,435,821	682,861
Charles Reeves [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				424,261
PEO Actually Paid Compensation Amount				399,968
Len D Devaisher [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				981,987
PEO Actually Paid Compensation Amount				985,874
PEO [Member] | Charles Funk [Member] | Change in Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,537	53,478	(155,215)
PEO [Member] | Charles Funk [Member] | Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,499	202,594	(87,975)
PEO [Member] | Charles Funk [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Charles Funk [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,244)	15,824	(19,600)
PEO [Member] | Charles Funk [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Charles Funk [Member] | Value of Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(658)	7,665	(5,483)
PEO [Member] | Charles Reeves [Member] | Change in Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(24,118)
PEO [Member] | Charles Reeves [Member] | Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Charles Reeves [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Charles Reeves [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Charles Reeves [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Charles Reeves [Member] | Value of Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(175)
PEO [Member] | Len D Devaisher [Member] | Change in Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,887
PEO [Member] | Len D Devaisher [Member] | Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,665
PEO [Member] | Len D Devaisher [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Len D Devaisher [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(359)
PEO [Member] | Len D Devaisher [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Len D Devaisher [Member] | Value of Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(306)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,277	21,658	(47,790)
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				185	81,366	(21,994)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,597)	5,774	(16,370)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (207)	$ 2,994	$ (842)